Product Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Inventory Disclosure [Text Block]
Note 5.  Product Inventories

Product inventories consist of the following:

In thousands of dollars
	September 30, 2011	December 31, 2010
Raw materials	$3,009	$2,979
Work in process	1,844	920
Finished goods	1,989	2,926
Total product inventories	$6,842	$6,825

Once products reach the commercialization stage, the related inventory is recorded.  The costs associated with products undergoing research and development are expensed as incurred.  As of September 30, 2011 and December 31, 2010, inventory relates to the production of batteries targeted at the electric grid, commercial vehicle, and Industrial OEM markets.

We recorded an inventory valuation allowance on raw materials of $630,000 and $623,000 at September 30, 2011 and December 31, 2010, respectively.

Note 6.  Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

In thousands of dollars
	September 30, 2011	December 31, 2010

Prepaid inventory purchases	$1,015	$568
Prepaid insurance	370	269
Deposits	341	340
Prepaid financing costs	-	831
Deferred contract costs	341	87
Other prepaid expenses and current assets	167	174
Total prepaid expenses and other current assets	$2,233	$2,269

Prepaid financing costs relate to the Canon transaction which closed July 22, 2011. The financing costs were moved from prepaid to equity in the third quarter of 2011.  Other prepaid expenses and current assets consist primarily of prepaid property taxes, service contracts, marketing expenses and rent.

5.	PRODUCT INVENTORIES

Product Inventories consisted of the following at December 31, 2010 and 2009:

In thousands of dollars

	2010	2009
Raw Materials	$2,979	$3,933
Work in process	920	908
Finished goods	2,926	202
Total product inventories	$6,825	$5,043

Once products reach the commercialization stage, the related inventory is recorded.  The costs associated with products undergoing research and development are expensed as incurred.  As of December 31, 2009 and 2010, inventory relates to the production of batteries targeted at the stationary power and electric bus markets.

We recorded an inventory valuation allowance on finished goods of $623,000 and $71,000 at December 31, 2010 and 2009, respectively.